QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

Quarterly financial data for 2012 and 2011 was as follows:

	Three Months Ended
2012	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
Operating revenue	$505.9	$513.3	$520.0	$533.8
Operating income	$128.3	$129.0	$130.5	$92.2
Consolidated income from continuing operations	$73.3	$76.5	$79.1	$46.4
Discontinued operations, net of tax	$0.4	$2.3	$1.0	$1.8
Consolidated net income	$73.7	$78.8	$80.1	$48.2
Net income attributable to Equifax	$71.5	$76.4	$77.9	$46.3
Basic earnings per common share*
Net income from continuing operations attributable to Equifax	$0.59	$0.61	$0.64	$0.37
Discontinued operations attributable to Equifax	$0.01	$0.02	$0.01	$0.02
Net income attributable to Equifax	$0.60	$0.63	$0.65	$0.39
Diluted earnings per common share*
Net income from continuing operations attributable to Equifax	$0.58	$0.60	$0.63	$0.36
Discontinued operations attributable to Equifax	$-	$0.02	$0.01	$0.02
Net income attributable to Equifax	$0.58	$0.62	$0.64	$0.38

	Three Months Ended
2011	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
Operating revenue	$458.6	$471.5	$472.3	$490.8
Operating income	$108.5	$114.8	$121.0	$124.3
Consolidated income from continuing operations	$58.4	$37.2	$69.1	$74.1
Discontinued operations, net of tax	$0.9	$(0.1)	$0.2	$1.9
Consolidated net income	$59.3	$37.1	$69.3	$76.0
Net income attributable to Equifax	$57.3	$34.5	$66.7	$74.4
Basic earnings per common share*
Net income from continuing operations attributable to Equifax	$0.46	$0.28	$0.55	$0.60
Discontinued operations attributable to Equifax	$0.01	$-	$-	$0.02
Net income attributable to Equifax	$0.47	$0.28	$0.55	$0.62
Diluted earnings per common share*
Net income from continuing operations attributable to Equifax	$0.45	$0.28	$0.54	$0.59
Discontinued operations attributable to Equifax	$0.01	$-	$-	$0.02
Net income attributable to Equifax	$0.46	$0.28	$0.54	$0.61

*	The sum of the quarterly EPS does not equal the annual EPS due to changes in the weighted-average shares between periods.